Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding and interest rates at December 31 were as follows (in millions):

			Interest Rates
	Debt		Average Contractual		Average Effective
	2018	2019	2018	2019	2018	2019
Short-term debt
Unsecured debt
Floating rate demand notes	$5,880	$6,545
Commercial paper	3,749	3,560
Other short-term debt	4,213	2,731
Asset-backed debt	943	881
Total short-term debt	14,785	13,717	3.5%	2.8%	3.5%	2.8%
Long-term debt
Unsecured debt
Notes payable within one year	14,373	15,062
Notes payable after one year	52,409	55,148
Asset-backed debt
Notes payable within one year	22,130	23,609
Notes payable after one year	36,844	32,162
Unamortized (discount) / premium	2	7
Unamortized issuance costs	(211)	(214)
Fair value adjustments (a)	(186)	538
Total long-term debt	125,361	126,312	2.8%	3.0%	2.8%	3.0%
Total debt	$140,146	$140,029	2.8%	2.9%	2.9%	3.0%

Fair value of debt	$138,888	$141,678
Interest rate characteristics of debt payable after one year
Fixed interest rate	61,749	67,090
Variable interest rate (generally based on LIBOR or other short-term rates)	27,504	20,220
Total payable after one year	$89,253	$87,310

__________
(a)
These adjustments relate to designated fair value hedges. The carrying value of hedged debt was $38.0 billion and $39.4 billion at December 31, 2018 and 2019, respectively.

Schedule of Maturities of Long-term Debt [Table Text Block]
Debt maturities at December 31, 2019 were as follows (in millions):

	2020 (a)	2021	2022	2023	2024	Thereafter (b)	Total
Unsecured debt	$27,898	$16,893	$12,827	$7,054	$8,101	$10,273	$83,046
Asset-backed debt	24,490	14,371	8,925	3,476	2,505	2,885	56,652
Total	52,388	31,264	21,752	10,530	10,606	13,158	139,698
Unamortized discount							7
Unamortized issuance costs							(214)
Fair value adjustments							538
Total debt							$140,029
__________

(a)	Includes $13,717 million for short-term and $38,671 million for long-term debt.

(b)	Matures between 2025 and 2029.